COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Investor Fund

(the “Fund”)

Supplement dated September 8, 2011 to the Prospectuses

dated January 1, 2011, as supplemented

1.	Investment Adviser and Portfolio Manager(s). The section subtitled “Investment Adviser and Portfolio Manager(s) – Portfolio Managers” in the prospectuses for the Fund is replaced in its entirety with the following:

Portfolio Managers

Emil A. Gjester

Lead manager. Service with the Fund since 2002.

Jonas Patrikson, CFA

Co-manager. Service with the Fund since 2006.

Michael T. Welter, CFA

Co-manager. Service with the Fund since 2006.

2.	Portfolio Managers. The table in the section titled “Management of the Fund – Primary Service Providers – Portfolio Managers” in the prospectuses for the Fund is replaced in its entirety with the following:

Emil A. Gjester

Lead manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 1996 until joining the Adviser in May 2010, Mr. Gjester was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Gjester began his investment career in 1996 and earned a B.B.A. from Pacific Lutheran University and M.B.A. from the University of Cambridge.

Jonas Patrikson, CFA

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Adviser. From 2004 until joining the Adviser in May 2010, Mr. Patrikson was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping.

Michael T. Welter, CFA

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Adviser. From July 2006 until joining the Adviser in May 2010, Mr. Welter was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. From September 2000 to June 2006, Mr. Welter was a Research Analyst at Engemann Asset Management. Mr. Welter began his investment career in 1998 and earned a B.S. from The Wharton School of the University of Pennsylvania.

Shareholders should retain this Supplement for future reference.

C-1381-3 A (9/11)